EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.1%
	BRAZIL — 4.1%
750,000	Ambev S.A.	$1,535,483
1,000,000	B3 S.A. - Brasil Bolsa Balcao	1,918,249
		3,453,732
	CHINA — 25.3%
200,000	Alibaba Group Holding Ltd.	1,968,032
300,000	Anhui Conch Cement Co., Ltd. - Class H	731,467
150,000	ANTA Sports Products Ltd.	1,342,618
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,210,295
1,750,000	CSPC Pharmaceutical Group Ltd.	1,301,732
125,000	ENN Energy Holdings Ltd.	874,653
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,500,563
125,000	Jiangsu Yanghe Distillery Co., Ltd.	1,415,051
120,000	Lepu Medical Technology Beijing Co., Ltd. - Class A	217,847
100,000	Luzhou Laojiao Co., Ltd. - Class A	1,809,028
100,000	Midea Group Co., Ltd. - Class A	881,943
10,000	NetEase, Inc. - ADR	921,100
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	756,309
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,246,305
40,000	Tencent Holdings Ltd.	1,845,846
60,000	Wuliangye Yibin Co., Ltd. - Class A	1,054,146
28,500	Yum China Holdings, Inc.	861,840
85,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	1,574,727
		21,513,502
	HONG KONG — 4.2%
3,250,000	China Overseas Property Holdings Ltd.	1,952,562
250,000	China Resources Gas Group Ltd.	848,440
25,000	Hong Kong Exchanges & Clearing Ltd.	737,422
		3,538,424
	HUNGARY — 1.7%
50,000	Richter Gedeon Nyrt	1,425,422
	INDIA — 9.8%
20,000	AIA Engineering Ltd.	1,104,895
650,000	Castrol India Ltd.	2,039,779
50,000	GMM Pfaudler Ltd.	864,974
150,000	Indraprastha Gas Ltd.	983,607
100,000	Infosys Ltd. - ADR	2,213,000

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
32,060	Mphasis Ltd.	$1,111,300
		8,317,555
	INDONESIA — 11.1%
35,000,000	Aspirasi Hidup Indonesia Tbk P.T.	1,722,822
5,500,000	Astra International Tbk P.T.	1,598,808
1,000,000	Indofood CBP Sukses Makmur Tbk P.T.	671,894
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,318,419
9,000,000	Telkom Indonesia Persero Tbk P.T.	1,598,440
11,000,000	Unilever Indonesia Tbk P.T.	1,651,773
550,000	United Tractors Tbk P.T.	872,694
		9,434,850
	MEXICO — 6.2%
170,000	Arca Continental S.A.B. de C.V.	1,672,900
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,556,545
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,206,162
250,000	Wal-Mart de Mexico S.A.B. de C.V.	831,410
		5,267,017
	PHILIPPINES — 0.7%
3,200,000	DMCI Holdings, Inc.	622,727
	SOUTH AFRICA — 4.7%
250,000	JSE Ltd.	1,461,908
175,000	Mr Price Group Ltd.	2,078,380
90,000	Vodacom Group Ltd.	505,137
		4,045,425
	SOUTH KOREA — 9.0%
8,000	BGF Retail Co., Ltd.	604,250
12,500	GOLFZON Co., Ltd.	671,031
18,000	Hyundai Glovis Co., Ltd.	1,602,141
10,000	KT&G Corp.	681,719
3,500	LG H&H Co., Ltd.	900,387
5,000	NCSoft Corp.	641,589
9,000	Orion Corp.	576,735
25,000	S-1 Corp.	1,030,866
16,000	Samsung Electronics Co., Ltd.	986,596
		7,695,314
	TAIWAN — 7.0%
9,000	ASPEED Technology, Inc.	1,133,997
400,000	Formosa Plastics Corp.	706,329

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
50,500	Poya International Co., Ltd.	$789,744
75,000	Realtek Semiconductor Corp.	1,183,123
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,187,848
		6,001,041
	THAILAND — 0.7%
1,500,000	Thai Beverage PCL	566,470
	UNITED KINGDOM — 3.1%
75,000	British American Tobacco PLC	2,637,527
	URUGUAY — 0.5%
250	MercadoLibre, Inc. *	417,225
	TOTAL COMMON STOCKS
	(Cost $74,757,925)	74,936,231
	SHORT-TERM INVESTMENTS — 12.3%
10,488,186	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.106% [2]	10,488,186
	Total Short-Term Investments
	(Cost $10,488,186)	10,488,186
	TOTAL INVESTMENTS — 100.4%
	(Cost $85,246,111)	85,424,417
	Liabilities in Excess of Other Assets — (0.4)%	(374,127)
	TOTAL NET ASSETS — 100.0%	$85,050,290

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]The rate is the annualized seven-day yield at period end.